Related Party Transactions - Related Party Balances (Details) - Affiliate - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related party balance	$ (146)	$ 219
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party balance	0	(94)
Frontline Ltd
Related Party Transaction [Line Items]
Related party balance	135	601
Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Related party balance	(29)	(35)
Frontline Corporate Services Ltd
Related Party Transaction [Line Items]
Related party balance	(13)	(12)
Frontline Management AS
Related Party Transaction [Line Items]
Related party balance	(33)	(16)
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Related party balance	(234)	(223)
SFL Corporation Ltd
Related Party Transaction [Line Items]
Related party balance	(2)	(2)
Northern Drilling Ltd
Related Party Transaction [Line Items]
Related party balance	31	0
Golden Ocean Management AS
Related Party Transaction [Line Items]
Related party balance	$ (1)	$ 0